Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE INDEX FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

Supplement dated January 4, 2007, to the Statement of Additional Information dated August 31, 2006, as previously supplemented October 3, 2006.

Effective immediately, the following information is deleted from the “Additional Purchase and Redemption Information” section beginning on page 46 of the Statement of Additional Information.

Reduced Sales Charges for Reinvestments. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

____________________________________________________________________________________________________

The following information was contained within the October 3, 2006, supplement and is included herewith for your convenience.

This supplement contains important information about the Administrator Class shares of the Diversified Small Cap Fund (the “Fund”). Effective immediately, the following information replaces the section entitled “Additional Investors Eligible to Purchase Administrator Class Shares of the Diversified Small Cap Fund” under the “Additional Purchase and Redemption Information” section on page 46 of the Statement of Additional Information.

Additional Investors Eligible to Purchase Administrator Class Shares of the Diversified Small Cap Fund:

- Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

102655 01-07	EGS0107 / SUP012 1-07

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Supplement dated January 4, 2007, to the Statement of Additional Information dated August 31, 2006,

as previously supplemented October 20, 2006, and October 3, 2006.

Effective immediately, the following information is deleted from the “Additional Purchase and Redemption Information” section beginning on page 38 of the Statement of Additional Information.

Reduced Sales Charges for Reinvestments. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

_____________________________________________________________________________________________

The following information was contained within the October 20, 2006, supplement and is included herewith for your convenience.

Institutional Emerging Markets Fund

Effective at the close of business on October 19, 2006, the Wells Fargo Advantage Institutional Emerging Markets Fund was liquidated, therefore, effective immediately, all references to the Fund are hereby deleted.

_____________________________________________________________________________________________

The following information was contained within the October 3, 2006, supplement and is included herewith for your convenience.

Effective immediately, the following information replaces the fee schedule stated for the International Value Master Portfolio found in the section entitled “Investment Sub-Advisers” beginning on page 24.

Master Portfolio	Sub-Adviser	Asset Level/Fee
International Value Portfolio	LSV	First $150M	0.35%
		Next $350M	0.40%
		Next $250M	0.35%
		Next $250M	0.325%
		Over $1B	0.30%

102657 01-07	IEM0107 / SUP003 1-07

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated January 4, 2007, to the Statement of Additional Information dated August 31, 2006, as previously supplemented December 8, 2006, and October 3, 2006.

Effective immediately, the following information is deleted from the “Additional Purchase and Redemption Information” section beginning on page 42 of the Statement of Additional Information.

Reduced Sales Charges for Reinvestments. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

_____________________________________________________________________________________________

The following information was contained within the December 8, 2006, supplement and is included herewith for your convenience.

All Funds

Effective immediately, the below corrected portfolio manager information replaces the portfolio manager information previously disclosed under the “Portfolio Managers” section beginning on page 27 of the SAI.

As a result of these corrections, the tables in the Management of Other Accounts sub-section beginning on page 28 are replaced with the following information for the Portfolio Managers.

1

102656 01-07	SMS0107 / SUP015 1-07

Table 1

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Daren Heitman, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Michael M. Meyer, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
James R. Norris	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Edward W. O’Connor, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
R. James O’Neil, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Mehul Trivedi, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Schroder
Jenny B. Jones	1	$ 139.8M	7	$ 1,524M	2	$ 59.8M
Wells Capital Management
Robert J. Costomiris, CFA	0	$ 0	0	$ 0	1	$ 285M
Sunjay Goel, CFA	0	$ 0	0	$ 0	1	$ 5.5M
James M. Leach, CFA	1	$ 251M	0	$ 0	43	$ 1.1B
Ann M. Miletti	1	$ 980M	0	$ 0	19	$ 1.1B
Thomas J. Pence, CFA	4	$ 1.1B	0	$ 0	116	$ 3.9B
Jerome “Cam” Philpott, CFA	2	$ 172M	2	$ 132M	8	$ 993M
Stuart Roberts	0	$ 0	0	$ 0	0	$ 0
I. Charles Rinaldi	2	$ 153M	1	$ 5.3M	36	$ 709.5M
Richard T. Weiss	3	$ 1.1B	0	$ 0	26	$ 1.2B

2

102656 01-07	SMS0107 / SUP015 1-07

Table 2

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Daren Heitman, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Michael M. Meyer, CFA	0	$ 0	0	$ 0	2	$ 158.2M
James R. Norris	0	$ 0	0	$ 0	2	$ 158.2M
Edward W. O’Connor, CFA	0	$ 0	0	$ 0	2	$ 158.2M
R. James O’Neil, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Mehul Trivedi, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Schroder
Jenny B. Jones	0	$ 0	0	$ 0	0	$ 0
Wells Capital Management
Robert J. Costomiris, CFA	0	$ 0	0	$ 0	0	$ 0
Sunjay Goel, CFA	0	$ 0	0	$ 0	0	$ 0
James M. Leach, CFA	0	$ 0	0	$ 0	0	$ 0
Ann M. Miletti	0	$ 0	0	$ 0	0	$ 0
Thomas J. Pence, CFA	0	$ 0	0	$ 0	0	$ 0
Jerome “Cam” Philpott, CFA	0	$ 0	0	$ 0	1	$ 197M
Stuart Roberts	0	$ 0	0	$ 0	0	$ 0
I. Charles Rinaldi	0	$ 0	0	$ 0	0	$ 0
Richard T. Weiss	0	$ 0	0	$ 0	0	$ 0

_____________________________________________________________________________________________

3

102656 01-07	SMS0107 / SUP015 1-07

The following information was contained within the October 3, 2006, supplement and is included herewith for your convenience.

This supplement contains important information about the Administrator Class shares of the Small Cap Opportunities Fund (the “Fund”). Effective immediately, the following information replaces the section entitled “Additional Investors Eligible to Purchase Administrator Class Shares of the Small Cap Opportunities Fund”, under the “Additional Purchase and Redemption Information” section beginning on page 43 of the Statement of Additional Information.

Additional Investors Eligible to Purchase Administrator Class Shares of the Small Cap Opportunities Fund:

• Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Small Cap Opportunities Fund may roll over the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

4

102656 01-07	SMS0107 / SUP015 1-07

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated January 4, 2007, to the Statement of Additional Information dated February 1, 2006, as previously supplemented May 19, 2006, and February 27, 2006.

Effective immediately, the following information is deleted from the “Additional Purchase and Redemption Information” section beginning on page 29 of the Statement of Additional Information.

Reduced Sales Charges for Reinvestments. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

_____________________________________________________________________________________________

The following information was contained within the May 19, 2006, supplement and is included herewith for your convenience.

All Funds

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 29 of the Statement of Additional Information.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.
•	Allstate Financial Services, LLC
•	Ameriprise Financial Services, Inc.
•	AXA Advisors, LLC
•	Bear, Stearns Securities Corp.
•	Charles Schwab & Co., Inc.
•	Citigroup Global Markets, Inc.
•	CitiStreet Advisors LLC
•	Fidelity Investments Institutional Services Company, Inc.
•	Financial Network Investment Corporation.
•	Fiserv Securities, Inc.
•	GWFS Equities, Inc.
•	ING Financial Partners, Inc.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley DW, Inc.
•	Multi-Financial Securities Corporation.
•	Pershing LLC
•	Prudential Retirement Brokerage Services, Inc.
•	Raymond James & Associates, Inc.
•	Robert W. Baird & Co. Incorporated
•	Transamerica Financial Advisors, Inc.
•	UBS Financial Services Inc.
•	Valic Financial Advisors, Inc.

102658 01-07	SPS0107 / SUP046 1-07

•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Specialized Technology Fund

Effective immediately, the following information supplements the “Additional Purchase and Redemption Information” section beginning on page 29 of the Statement of Additional Information and replaces the information previously disclosed in the February 27, 2006, supplement.

The Class Z shares of the Specialized Technology Fund (“Class Z shares”) are available for purchase under limited circumstances, as described in the Fund’s prospectus. In addition to the limitations described in the Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of the Fund (either directly or through a financial intermediary) and you wish to:

•

open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of the Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•

You are the beneficiary of Class Z shares of the Fund (i.e., through an IRA or transfer on death account) or are the recipient of Class Z shares through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•

You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of the Fund and wish to roll over proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

If you believe you are eligible to purchase Class Z shares of a Fund, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into Class Z shares of the Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

_____________________________________________________________________________________________

The following information was contained within the February 27, 2006, supplement and is included herewith for your convenience.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

102658 01-07	SPS0107 / SUP046 1-07

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•

Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•

Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

102658 01-07	SPS0107 / SUP046 1-07

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2005, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

102658 01-07	SPS0107 / SUP046 1-07

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

102658 01-07	SPS0107 / SUP046 1-07

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

102658 01-07	SPS0107 / SUP046 1-07